Principal Funds Inc
Principal Funds, Inc.

Supplement dated March 18, 2019
to the Statutory Prospectus dated March 1, 2019

This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Finisterre Unconstrained Emerging Markets Bond Fund [Member]
SUMMARY FOR FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Effective April 1, 2019, delete the Annual Fund Operating Expenses table and Example, and replace with the following:
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - Finisterre Unconstrained Emerging Markets Bond Fund [Member]		Class A	Institutional Class
Management Fees (as a percentage of Assets)	[1]	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		2.91%	0.26%
Expenses (as a percentage of Assets)		3.91%	1.01%
Fee Waiver or Reimbursement	[1],[2]	(2.71%)	(0.16%)
Net Expenses (as a percentage of Assets)		1.20%	0.85%
[1]	Fees have been restated to reflect current fees.
[2]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.20% for Class A and 0.85% for Institutional Class shares. It is expected that the expense limits will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - Finisterre Unconstrained Emerging Markets Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	493	1,283	2,090	4,186
Institutional Class	87	306	542	1,222

Principal Funds Inc | Global Diversified Income Fund
SUMMARY FOR GLOBAL DIVERSIFIED INCOME FUND
On December 11, 2018, the Board of Directors of Principal Funds, Inc. approved hiring Finisterre Capital LLP (“Finisterre”) as a sub-advisor for the Fund. This proposal will be submitted for shareholder vote at a meeting scheduled for April 25, 2019. Additional information about this proposal was provided in the Proxy Statement that was mailed to Fund shareholders of record as of February 21, 2019. If shareholders approve the proposal, it is anticipated that Finisterre will replace Stone Harbor Investment Partners LP as sub-advisor to the Fund in May 2019.

Principal Funds Inc | High Yield Fund I [Member]
SUMMARY FOR HIGH YIELD FUND I
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Effective July 1, 2019, the 80% test relating the name of High Yield Fund I to its principal investments, as required by Rule 35d-1 under the Investment Company Act, will be changed to correspond to the Fund’s new name, High Income Fund. On that date, delete all references in this prospectus to High Yield Fund I, and replace with High Income Fund.

On March 11, 2019, the Board of Directors of Principal Funds, Inc. approved hiring Post Advisory Group, LLC (“Post”) as a sub-advisor for the Fund. This proposal will be submitted for shareholder vote at a Special Meeting of Shareholders of the Fund tentatively scheduled for June 21, 2019. Additional information about this proposal will be provided in the Proxy Statement that is expected to be mailed in May 2019 to Fund shareholders of record as of April 1, 2019. If shareholders approve the proposal, it is anticipated that Post will replace Neuberger Berman Investment Advisers LLC as sub-advisor to the Fund effective July 1, 2019.

Effective July 1, 2019, delete the first paragraph under Principal Investment Strategies, and replace with the following:

Under normal circumstances, the Fund invests primarily in below investment grade bonds and bank loans (sometimes called “high yield” or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade). The Fund also invests in investment grade bank loans (also known as senior floating rate interests), securities of foreign issuers, and exchange-traded funds (“ETFs”). The Fund utilizes derivative strategies for managing fixed income exposure. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in credit default swaps to increase or decrease, in an efficient manner, exposures to certain sectors or individual issuers.